Income Tax - Differences in Income Taxes Computed at Netherlands Statutory Rate and Effective Income Tax Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income tax benefit (expense) computed at statutory rate	$ (353)	$ (238)	$ (51)
Non-deductible and non-taxable permanent differences, net	45	17	5
Income (loss) on equity-method investments			2
Valuation allowance adjustments	141	92	10
Effect on deferred taxes of changes in enacted tax rates	(62)	(70)	(9)
Current year credits	43	40	34
Other tax and credits	(20)	(36)	(25)
Benefits from tax holidays	135	114	49
Net impact of changes to uncertain tax positions	(16)	(43)	(22)
Earnings of subsidiaries taxed at different rates	(9)	(19)	(24)
Income tax benefit (expense)	$ (96)	$ (143)	$ (31)